Business Combinations - Summary of Pro Forma Financial Information (Detail) - Second Spectrum [Member] $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Business Acquisition [Line Items]
Pro forma revenue	$ 272,281
Pro forma net loss	$ (588,284)